Properties And Equipment (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Properties And Equipment [Abstract]
Net book value of computer software	$ 6.6	$ 7.3
Depreciation expense for computer software	$ 5.4	$ 4.4	$ 4.0